Deposits - Schedule of Composition of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Demand noninterest-bearing	$ 80,069	$ 74,493
Interest checking and money market	243,116	228,933
Savings	39,091	41,512
Time deposits $250,000 and over	38,912	44,690
Other time deposits	55,247	64,080
Total	$ 456,435	$ 453,708
Demand noninterest-bearing, percentage	18.00%	16.00%
Interest checking and money market, percentage	53.00%	51.00%
Savings, percentage	9.00%	9.00%
Time deposits $250,000 and over, percentage	2.00%	2.00%
Other time deposits, percentage	18.00%	22.00%
Total, percentage	100.00%	100.00%